5. GROUP STRUCTURE (Details 8) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Group Structure
Interests in associates and joint ventures, beginning		$ 507	$ 403	$ 315
Compensation		(5)	(16)
Dividends		(34)	(75)	(19)
Decreases				(10)
Increases	[1]	3	108
Share of profit		85	101	118
Other comprehensive income (loss)				(1)
Exchange differences on translation		(9)	(14)
Interests in associates and joint ventures, ending		$ 547	$ 507	$ 403

[1]	In 2020, corresponds to the acquisition of TGS' shares and in 2019, corresponding mainly to the financial receivable with OCP acquired under the transaction with AGIP (see Note 5.3.6.2) and capital contributions to CTB.